Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Mr. Gang Lai	The Company’s controlling shareholder, Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer and Director
Greatest Group (China) Financial Management Limited (“Greatest Group”)	One of the Company’s minority shareholders owns 8.7% of the ownership interest in this entity
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”)	An affiliated entity of the Company, 90% owned by and controlled by the Company’s Chief Executive Officer

Schedule of due from related parties
	September 30, 2022	September 30, 2021
Name
Greatest Group	$-	$235,438
Foshan Shangyu	-	1,544
Total due from related parties	$-	$236,982

Schedule of due to related parties
	September 30, 2022	September 30, 2021
Name
Mr. Gang Lai	$3,379,263	$-
Mrs. Lin Yang	-	19,723
Total due to related parties	$3,379,263	$19,723